Label	Element	Value
Virtus KAR International Small-Mid Cap Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Virtus KAR International Small-Mid Cap Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund has an investment objective of capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small- and mid-capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index on a rolling three-year basis. As of September 30, 2025, the total market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index over the past three years was $0 to $29.1 billion. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining whether an issuer is economically tied to a non-U.S. country, the subadviser primarily considers: (i) whether at least 50% of the issuer’s revenues or profits are attributable to goods produced or sold, investments made, or services performed in, a non-U.S. country; (ii) whether the issuer has at least 50% of its assets in a non-U.S. country; and (iii) whether the principal exchange listing for the issuer’s securities or the issuer’s headquarters is in a non-U.S. country.

Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The fund may invest in emerging markets issuers. Generally, the fund invests in approximately 30-60 securities at any given time.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:	2020, Q2:	23.20%	Worst Quarter:	2020, Q1:	-25.53%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI All Country World ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus KAR International Small-Mid Cap Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

Virtus KAR International Small-Mid Cap Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Virtus KAR International Small-Mid Cap Fund | Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus KAR International Small-Mid Cap Fund | Foreign Investing Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus KAR International Small-Mid Cap Fund | Emerging Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.

Virtus KAR International Small-Mid Cap Fund | Sanctions Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Sanctions Risk: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the fund’s liquidity and performance.

Virtus KAR International Small-Mid Cap Fund | Sector Focused Investing Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Virtus KAR International Small-Mid Cap Fund | Focused Investment Risk (Industrial-Related Risk)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Focused Investment Risk (Industrial-Related Risk): To the extent the fund focuses its investments in a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Virtus KAR International Small-Mid Cap Fund | Limited Number of Investments Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

Virtus KAR International Small-Mid Cap Fund | Market Volatility Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, or the threat or potential of one or more such events and developments, could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Virtus KAR International Small-Mid Cap Fund | Small and Medium Market Capitalization Companies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Virtus KAR International Small-Mid Cap Fund | Currency Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Virtus KAR International Small-Mid Cap Fund | Depositary Receipts Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
Virtus KAR International Small-Mid Cap Fund | Equity-Linked Instruments Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Equity-Linked Instruments Risk: The performance of equity-linked instruments is subject to similar risks to those of the referenced equity security, in addition to the risk that the equity-linked instruments fail to replicate the performance of the referenced equity security. Equity-linked instruments also expose the fund to counterparty risk, which could result in a loss of all or part of the fund’s investment.

Virtus KAR International Small-Mid Cap Fund | Geographic Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Geographic Investment Risk: To the extent the fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Virtus KAR International Small-Mid Cap Fund | Geopolitical Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Geopolitical Risk: Some countries and regions in which the fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S.and world economies and markets generally, each of which may negatively impact the fund’s investments.

Virtus KAR International Small-Mid Cap Fund | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Virtus KAR International Small-Mid Cap Fund | Preferred Stocks Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	> Preferred Stocks Risk: Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.
Virtus KAR International Small-Mid Cap Fund | Redemption Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken. The effects of taxable gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s NAV and liquidity. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

Virtus KAR International Small-Mid Cap Fund | MSCI All Country World ex USA Index (net)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (net)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	32.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.41%
Virtus KAR International Small-Mid Cap Fund | MSCI All Country World ex USA SMID Cap Index (net)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World ex USA SMID Cap Index (net)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	30.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.87%
Virtus KAR International Small-Mid Cap Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.29%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,179
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	980
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,294
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,179
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.20%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.89%
Virtus KAR International Small-Mid Cap Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.29%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 322
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,524
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.82%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.71%
Virtus KAR International Small-Mid Cap Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,420
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	644
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,420
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	none
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	23.20%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(25.53%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.79%
Annual Return [Percent]	oef_AnnlRtrPct	21.03%
Annual Return [Percent]	oef_AnnlRtrPct	28.48%
Annual Return [Percent]	oef_AnnlRtrPct	(6.79%)
Annual Return [Percent]	oef_AnnlRtrPct	27.58%
Annual Return [Percent]	oef_AnnlRtrPct	24.37%
Annual Return [Percent]	oef_AnnlRtrPct	5.73%
Annual Return [Percent]	oef_AnnlRtrPct	(34.42%)
Annual Return [Percent]	oef_AnnlRtrPct	22.36%
Annual Return [Percent]	oef_AnnlRtrPct	4.10%
Annual Return [Percent]	oef_AnnlRtrPct	14.33%
Virtus KAR International Small-Mid Cap Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.43%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.25%
Virtus KAR International Small-Mid Cap Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.20%
Virtus KAR International Small-Mid Cap Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,317
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,317
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.90%

[1]

Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.30% for Class A Shares, 0.30% for Class C Shares, 0.28% for Class I Shares and 0.19% for Class R6 Shares.

[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.